Segments - Summary of geographical segments banking (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
– Net interest income	€ 15,288	€ 16,162	€ 14,593
– Net fee and commission income	4,008	3,595	3,586
Share of results	205	149	92
Total income	21,087	18,121	30,418
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before tax	7,772	6,037	17,358
Taxation	2,181	1,662	5,130
Non-controlling interests	258	235	102
Net result	5,334	4,140	12,126
Segments banking activities
Disclosure of operating segments [line items]
Net result	5,334	4,140	12,126
Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	15,023	15,976	13,756
– Net fee and commission income	4,008	3,595	3,586
Total investment and other income	3,584	3,005	1,219
Share of results	170	144	(101)
Total income	22,615	22,575	18,561
Operating expenses	12,121	11,564	11,199
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before tax	9,300	10,492	5,502
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	6,392	7,287	3,674
EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Taxation	470	1,308	(3,405)
Net result	1,058	3,147	(8,451)
EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Retail Netherlands
Disclosure of operating segments [line items]
Net result	2,591	2,499	4,510
Retail Belgium
Disclosure of operating segments [line items]
Net result	492	(123)	1,871
Retail Germany
Disclosure of operating segments [line items]
Net result	319	(326)	4,547
Other Challengers
Disclosure of operating segments [line items]
Net result	576	649	552
Growth markets
Disclosure of operating segments [line items]
Net result	777	690	316
Wholesale Banking Rest of World
Disclosure of operating segments [line items]
Net result	865	988	845
Other
Disclosure of operating segments [line items]
Net result	(286)	(237)	(515)
Geographical Segments Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	15,023	15,976	13,756
– Net fee and commission income	4,008	3,595	3,586
Total investment and other income	3,584	3,005	1,219
Share of results	170	144	(101)
– of which revaluations and trading income	3,407	2,910	1,501
Total income	22,615	22,575	18,561
Operating expenses	12,121	11,564	11,199
– of which Regulatory expenses	882	1,042	1,250
Addition to loan loss provisions	1,194	520	1,861
Total expenses	13,315	12,084	13,060
Result before tax	9,300	10,492	5,502
Taxation	2,650	2,970	1,725
Non-controlling interests	258	235	102
Net result	6,392	7,287	3,674
Geographical Segments Banking | EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Geographical Segments Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,063	3,773	3,782
– Net fee and commission income	1,329	1,239	1,171
Total investment and other income	1,889	1,627	577
Share of results	(45)	31	16
– of which revaluations and trading income	1,916	1,568	453
Total income	6,282	6,639	5,531
Operating expenses	3,026	3,065	3,001
– of which Regulatory expenses	159	296	357
Addition to loan loss provisions	42	(111)	181
Total expenses	3,068	2,954	3,182
Result before tax	3,213	3,685	2,349
Taxation	847	909	658
Net result	2,367	2,776	1,691
Geographical Segments Banking | Retail Netherlands | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	225	(277)	2,818
Geographical Segments Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,478	2,712	2,065
– Net fee and commission income	832	715	714
Total investment and other income	207	145	(14)
Share of results	87		1
– of which revaluations and trading income	119	95	174
Total income	3,517	3,573	2,765
Operating expenses	2,170	2,195	2,120
– of which Regulatory expenses	228	243	283
Addition to loan loss provisions	148	139	230
Total expenses	2,319	2,334	2,350
Result before tax	1,198	1,239	415
Taxation	308	349	114
Net result	889	889	301
Geographical Segments Banking | Retail Belgium | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(398)	(1,012)	1,570
Geographical Segments Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	3,182	3,375	2,126
– Net fee and commission income	484	400	494
Total investment and other income	(188)	(81)	94
– of which revaluations and trading income	(191)	(83)	65
Total income	3,478	3,694	2,714
Operating expenses	1,512	1,437	1,318
– of which Regulatory expenses	90	103	99
Addition to loan loss provisions	222	35	460
Total expenses	1,734	1,472	1,778
Result before tax	1,744	2,222	936
Taxation	563	723	297
Non-controlling interests	1		3
Net result	1,179	1,499	636
Geographical Segments Banking | Retail Germany | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(860)	(1,825)	3,911
Geographical Segments Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,131	2,121	1,842
– Net fee and commission income	337	285	290
Total investment and other income	27	21	182
– of which revaluations and trading income	2	4	3
Total income	2,495	2,427	2,314
Operating expenses	1,454	1,320	1,380
– of which Regulatory expenses	61	92	88
Addition to loan loss provisions	188	166	140
Total expenses	1,642	1,486	1,519
Result before tax	853	941	795
Taxation	272	282	258
Net result	581	659	537
Geographical Segments Banking | Other Challengers | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(5)	(9)	15
Geographical Segments Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	2,409	1,961	1,462
– Net fee and commission income	445	384	375
Total investment and other income	408	487	386
Share of results	8	7	5
– of which revaluations and trading income	403	479	377
Total income	3,262	2,833	2,223
Operating expenses	1,759	1,495	1,426
– of which Regulatory expenses	260	207	324
Addition to loan loss provisions	214	189	230
Total expenses	1,973	1,683	1,657
Result before tax	1,289	1,149	567
Taxation	256	225	153
Non-controlling interests	256	234	98
Net result	777	690	316
Geographical Segments Banking | Wholesale Banking Rest of World | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	1,448	1,548	1,933
– Net fee and commission income	585	573	548
Total investment and other income	1,167	829	449
– of which revaluations and trading income	1,217	841	532
Total income	3,200	2,950	2,930
Operating expenses	1,669	1,509	1,418
– of which Regulatory expenses	83	101	98
Addition to loan loss provisions	378	96	618
Total expenses	2,047	1,605	2,036
Result before tax	1,153	1,345	894
Taxation	267	335	186
Net result	886	1,011	708
Geographical Segments Banking | Wholesale Banking Rest of World | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(20)	(23)	137
Geographical Segments Banking | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
– Net interest income	312	486	546
– Net fee and commission income	(3)	(1)	(6)
Total investment and other income	74	(25)	(455)
Share of results	120	107	(123)
– of which revaluations and trading income	(58)	6	(103)
Total income	382	460	84
Operating expenses	531	544	536
– of which Regulatory expenses	1
Addition to loan loss provisions	1	5	2
Total expenses	532	549	538
Result before tax	(149)	(89)	(454)
Taxation	137	148	60
Non-controlling interests			1
Net result	(286)	(237)	(515)
Retail Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	6,660	6,753	3,964
Retail Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,793	2,861	2,014
Retail Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	807	661	223
Retail Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,455	1,790	901
Retail Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	534	649	547
Retail Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,071	792	278
Wholesale Banking | Segments banking activities
Disclosure of operating segments [line items]
Net result	1,010	(272)	9,810
Wholesale Banking | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	2,796	3,836	1,991
Wholesale Banking | Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	3,259	4,028	4,260
– Net fee and commission income	1,317	1,259	1,217
Total investment and other income	2,405	1,771	849
Share of results	(36)	31	18
Total income	6,981	7,057	6,325
Operating expenses	3,558	3,313	3,114
Addition to loan loss provisions	627	(92)	1,220
Total expenses	4,185	3,222	4,334
Result before tax	2,796	3,836	1,991
Taxation	693	900	581
Non-controlling interests	35	61	52
Net result	2,068	2,875	1,358
Wholesale Banking | EU IAS 39 carve out impact
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Wholesale Banking | EU IAS 39 carve out impact | Segments banking activities
Disclosure of operating segments [line items]
Net result	(1,058)	(3,147)	8,451
Wholesale Banking | Retail Netherlands | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	420	824	335
Wholesale Banking | Retail Belgium | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	391	577	192
Wholesale Banking | Retail Germany | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	289	432	34
Wholesale Banking | Other Challengers | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	319	292	248
Wholesale Banking | Growth markets | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	218	357	288
Wholesale Banking | Wholesale Banking Rest of World | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	1,153	1,345	894
Wholesale Banking | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	7	8
Corporate Line
Disclosure of operating segments [line items]
Non-controlling interests		0
Corporate Line | Segments banking activities
Disclosure of operating segments [line items]
Net result	(294)	(255)	(530)
Corporate Line | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	(156)	(97)	(453)
Corporate Line | Net Results IFRS-EU | Segments banking activities
Disclosure of operating segments [line items]
– Net interest income	315	489	550
– Net fee and commission income	(3)	(1)	(6)
Total investment and other income	66	(38)	(460)
Share of results	118	107	(125)
Total income	378	450	84
Operating expenses	533	542	535
Addition to loan loss provisions	1	5	2
Total expenses	534	547	537
Result before tax	(156)	(97)	(453)
Taxation	138	158	76
Non-controlling interests	0		1
Net result	(294)	(255)	(530)
Corporate Line | Other | Net Results IFRS-EU
Disclosure of operating segments [line items]
Result before tax	€ (156)	€ (97)	€ (453)